Property, Plant and Equipment (Details) - ZAR (R) R in Thousands	3 Months Ended
	May 31, 2024	May 31, 2023	Feb. 29, 2024
Property, Plant and Equipment [Abstract]
Group acquired assets	R 230,100	R 150,000
Carrying amount property under construction	304,100	109,000
Borrowing costs capitalized amount	R 1,240	1,270
Capitalization prime rate percentage	1.15%
Assets net book value	R 1,400	4,500
Net gain on disposal	500	R 1,000
Commitments for capital expenditure	126,400		R 151,700
Estimated redevelopment cost	R 402,900